Current Assets - Prepayments - Summary of Current Assets Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current prepayments [abstract]
Launch Service Agreement	$ 0	$ 2,700
R&D Contract Research Organization	0	223
Insurance	608	609
Other prepayments	142	365
Total current prepayments	$ 750	$ 3,897